Taxation (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure - Taxation [Abstract]
Components of income tax expense
Income tax expense for the years ended December 31, 2016, 2015 and 2014 was as follows (in thousands of U.S. dollars):

	2016	2015	2014
Current income tax expense
U.S.	$2,798	$81,066	$51,615
Non U.S.	26,913	95,720	184,367
Total current income tax expense	$29,711	$176,786	$235,982
Deferred income tax (benefit) expense
U.S.	$10,070	$(59,624)	$20,410
Non U.S.	(127)	(44,125)	(17,636)
Total deferred income tax (benefit) expense	$9,943	$(103,749)	$2,774
Unrecognized tax expense (benefit)
U.S.	$—	$—	$—
Non U.S.	(13,731)	6,627	750
Total unrecognized tax (benefit) expense	$(13,731)	$6,627	$750
Total income tax expense
U.S.	$12,868	$21,442	$72,025
Non U.S.	13,055	58,222	167,481
Total income tax expense	$25,923	$79,664	$239,506

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Income before taxes attributable to the Company’s domestic and foreign operations and a reconciliation of the actual income tax rate to the amount computed by applying the effective tax rate of 0% under Bermuda (the Company’s domicile) law to income before taxes was as follows for the years ended December 31, 2016, 2015 and 2014 (in thousands of U.S. dollars):

	2016	2015	2014
Domestic (Bermuda)	$334,559	$(63,603)	$686,538
Foreign	138,672	250,417	621,081
Income before taxes	$473,231	$186,814	$1,307,619

Reconciliation of effective tax rate

Reconciliation of effective tax rate (% of income before taxes)
Expected tax rate	0.0%	0.0%	0.0%
Foreign taxes at local expected tax rates	6.9	58.3	15.8
Impact of foreign exchange gains (losses)	2.2	1.1	2.2
Unrecognized tax expense	(2.9)	3.5	0.1
Tax-exempt income and expenses not deductible	(3.2)	(8.0)	(2.2)
Foreign branch tax	0.3	(26.8)	1.4
Valuation allowance	0.3	15.2	(0.6)
Other	1.9	(0.7)	1.6
Actual tax rate	5.5%	42.6%	18.3%

Significant components of net deferred tax assets and liabilities
Significant components of the net deferred tax assets and liabilities at December 31, 2016 and 2015 were as follows (in thousands of U.S. dollars):

	2016	2015
Deferred tax assets
Discounting of loss reserves and adjustment to life policy reserves	$49,029	$61,712
Foreign tax credit carryforwards	80,390	94,560
Tax loss carryforwards	35,708	28,663
Unearned premiums	25,518	23,319
Other deferred tax assets	24,012	49,545
	214,657	257,799
Valuation allowance	(91,819)	(94,176)
Deferred tax assets	122,838	163,623
Deferred tax liabilities
Deferred acquisition costs	50,313	48,759
Goodwill and other intangibles	79,606	85,185
Equalization reserves	39,812	55,715
Unrealized appreciation and timing differences on investments	5,946	23,240
Unrealized appreciation and timing differences on foreign exchange revaluations	49,645	32,592
Other deferred tax liabilities	5,600	22,123
Deferred tax liabilities	230,922	267,614
Net deferred tax liabilities	$(108,084)	$(103,991)

Schedule Of Net Tax Assets And Liabilities Table [Text Block]
The components of net tax assets and liabilities at December 31, 2016 and 2015 were as follows (in thousands of U.S. dollars):

	2016	2015
Net tax assets	$194,170	$102,596
Net tax liabilities	(166,113)	(218,652)
Net tax assets (liabilities)	$28,057	$(116,056)

	2016	2015
Net current tax assets	$145,831	$11,773
Net deferred tax liabilities	(108,084)	(103,991)
Net unrecognized tax benefit	(9,690)	(23,838)
Net tax assets (liabilities)	$28,057	$(116,056)

Total amount of unrecognized tax benefits
The total amount of unrecognized tax benefits for the years ended December 31, 2016, 2015 and 2014 was as follows (in thousands of U.S. dollars):

	January 1, 2016	Changes in tax positions taken during a prior period	Tax positions taken during the current period	Change as a result of a lapse of the statute of limitations	Impact of the change in foreign currency exchange rates	December 31, 2016
Unrecognized tax benefits that, if recognized, would impact the effective tax rate	$22,255	$(13,728)	$688	$(112)	$(381)	$8,722
Interest and penalties recognized on the above	1,583	(573)	5	(11)	(36)	968
Total unrecognized tax benefits, including interest and penalties	$23,838	$(14,301)	$693	$(123)	$(417)	$9,690

	January 1, 2015	Changes in tax positions taken during a prior period	Tax positions taken during the current period	Change as a result of a lapse of the statute of limitations	Impact of the change in foreign currency exchange rates	December 31, 2015
Unrecognized tax benefits that, if recognized, would impact the effective tax rate	$18,266	$29	$8,683	$(3,039)	$(1,684)	$22,255
Interest and penalties recognized on the above	566	716	261	(24)	64	1,583
Total unrecognized tax benefits, including interest and penalties	$18,832	$745	$8,944	$(3,063)	$(1,620)	$23,838

	January 1, 2014	Changes in tax positions taken during a prior period	Tax positions taken during the current period	Change as a result of a lapse of the statute of limitations	Impact of the change in foreign currency exchange rates	December 31, 2014
Unrecognized tax benefits that, if recognized, would impact the effective tax rate	$19,353	$1,338	$5,142	$(5,197)	$(2,370)	$18,266
Interest and penalties recognized on the above	1,215	259	—	(792)	(116)	566
Total unrecognized tax benefits, including interest and penalties	$20,568	$1,597	$5,142	$(5,989)	$(2,486)	$18,832